DUE FROM RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Schedule of Due from related parties
	December 31,	December 31,
	2020	2019
Beijing Zhenhuikang Biotechnology Co., Ltd (“Zhenhuikang”) (1)	$404,288	$399,251
Yubo Global Biotechnology (Chengdu) Co., Ltd. (2)	25,360	-
Total Due From Related Parties	$429,648	$399,251